Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Related Party Transactions 1		$ 56,000
Related Party Transactions 2		0
Related Party Transactions 3		56,700
Related Party Transactions 4		0
Related Party Transactions 5		267,918
Related Party Transactions 6		63,276
Related Party Transactions 7		450,000
Related Party Transactions 8		450,000
Related Party Transactions 9		75,000
Related Party Transactions 10		75,000
Related Party Transactions 11		300,000
Related Party Transactions 12		18,000
Related Party Transactions 13		0
Related Party Transactions 14		75,000
Related Party Transactions 15		7,500
Related Party Transactions 16		75,000
Related Party Transactions 17		$ 0.10
Related Party Transactions 1	30,441
Related Party Transactions 2	30,441
Related Party Transactions 3	75,000
Related Party Transactions 4	300,000
Related Party Transactions 5	15,000
Related Party Transactions 6	$ 0
Related Party Transactions 7	75,000
Related Party Transactions 8	$ 0.20